Organization, Summary of Significant Accounting Policies and New Accounting Standards - Derivative Financial Instruments (Details) - Social Finance, Inc. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gross derivative liabilities netted against assets	$ 0		$ 0	$ 145,000
Derivative assets	7,505,000		0	960,000
Derivative liability			2,955,000	396,000
Restricted cash and cash equivalents
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Cash collateral included in restricted cash and restricted cash equivalents	0		1,746,000	379,000
Not designated as hedging instrument | Non-interest income, loan originations and sales
Organization, Consolidation and Presentation of Financial Statements [Line Items]
(Loss) gain on derivative, net			(40,299,000)	(23,887,000)	$ 38,205,000
Not designated as hedging instrument | Non-interest income, loan originations and sales | Credit risk contract
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain on derivative		$ 22,487,000	22,269,000
Not designated as hedging instrument | Non-interest income, loan originations and sales | Non-Securitization Investments
Organization, Consolidation and Presentation of Financial Statements [Line Items]
(Loss) gain on derivative, net	27,569,000	(24,981,000)
Not designated as hedging instrument | Non-interest income, other operating income
Organization, Consolidation and Presentation of Financial Statements [Line Items]
(Loss) gain on derivative, net	$ 0	$ 996,000
Not designated as hedging instrument | Non-interest income, other operating income | Non-Securitization Investments
Organization, Consolidation and Presentation of Financial Statements [Line Items]
(Loss) gain on derivative, net			$ 996,000	$ (1,151,000)	$ 0